Mineral Stream Interests	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Mineral Stream Interests
13.	Mineral Stream Interests

	Year Ended December 31, 2022

	Cost				Accumulated Depletion & Impairment 1					Carrying Amount Dec 31, 2022
(in thousands)	Balance Jan 1, 2022	Additions (Reductions)	Disposal	Balance Dec 31, 2022	Balance Jan 1, 2022	Depletion	Disposal	Impairment (Charge) Reversal	Balance Dec 31, 2022

Gold interests
Salobo	$3,059,876	$-	-	$3,059,876	$(621,937)	$(54,677)	-	$-	$(676,614)	$2,383,262
Sudbury 2	623,864	-	-	623,864	(316,695)	(23,753)	-	-	(340,448)	283,416
Constancia	140,058	-	-	140,058	(36,269)	(8,206)	-	-	(44,475)	95,583
San Dimas	220,429	-	-	220,429	(53,706)	(10,858)	-	-	(64,564)	155,865
Stillwater 3	239,352	-	-	239,352	(19,567)	(3,933)	-	-	(23,500)	215,852
Other 4	761,334	138,515	(354,458)	545,391	(396,542)	(1,252)	348,265	(1,719)	(51,248)	494,143

	$5,044,913	$138,515	$(354,458)	$4,828,970	$(1,444,716)	$(102,679)	$348,265	$(1,719)	$(1,200,849)	$3,628,121

Silver interests
Peñasquito	$524,626	$-	$-	524,626	$(202,608)	$(28,344)	$-	$-	$(230,952)	$293,674
Antamina	900,343	-	-	900,343	(320,291)	(34,684)	-	-	(354,975)	545,368
Constancia	302,948	-	-	302,948	(97,064)	(12,937)	-	-	(110,001)	192,947
Other 5	1,438,974	4,519	(425,294)	1,018,199	(845,779)	(36,640)	306,986	10,330	(565,103)	453,096

	$3,166,891	$4,519	$(425,294)	$2,746,116	$(1,465,742)	$(112,605)	$306,986	$10,330	$(1,261,031)	$1,485,085

Palladium interests
Stillwater 3	$263,721	$-	-	$263,721	$(30,891)	$(6,018)	-	$-	$(36,909)	$226,812

Platinum interests
Marathon	$-	$9,428	-	$9,428	$-	$-	-	$-	$-	$9,428

Cobalt interests
Voisey’s Bay 6	$393,422	$-	-	$393,422	$(21,801)	$(14,048)	-	$-	$(35,849)	$357,573

	$8,868,947	$152,462	$(779,752)	$8,241,657	$(2,963,150)	$(235,350)	$655,251	$8,611	$(2,534,638)	$5,707,019

1)	Includes cumulative impairment charges to December 31, 2022 as follows: Pascua-Lama silver interest - $338 million; and Sudbury gold interest - $120 million.
2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)
Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix, Blackwater Marathon, Goose and Curipamba gold interests. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable (Note 19).

5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin, Blackwater and Curipamba silver interests. The Keno Hill PMPA and the Yauliyacu PMPA were terminated on September 7, 2022 and December 14, 2022, respectively. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable (Note 19).

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

	Year Ended December 31, 2021

	Cost			Accumulated Depletion & Impairment 1				Carrying Amount Dec 31, 2021
(in thousands)	Balance Jan 1, 2021	Additions (Reductions)	Balance Dec 31, 2021	Balance Jan 1, 2021	Depletion	Impairment Reversal	Balance Dec 31, 2021

Gold interests
Salobo	$3,059,876	$-	$3,059,876	$(550,532)	$(71,405)	$-	$(621,937)	$2,437,939
Sudbury 2	623,864	-	623,864	(302,848)	(13,847)	-	(316,695)	307,169
Constancia	136,058	4,000	140,058	(30,489)	(5,780)	-	(36,269)	103,789
San Dimas	220,429	-	220,429	(38,227)	(15,479)	-	(53,706)	166,723
Stillwater 3	239,352	-	239,352	(15,042)	(4,525)	-	(19,567)	219,785
Other 4	402,232	359,102	761,334	(394,706)	(1,836)	-	(396,542)	364,792

	$4,681,811	$363,102	$5,044,913	$(1,331,844)	$(112,872)	$-	$(1,444,716)	$3,600,197

Silver interests
Peñasquito	$524,626	$-	$524,626	$(174,054)	$(28,554)	$-	$(202,608)	$322,018
Antamina	900,343	-	900,343	(273,409)	(46,882)	-	(320,291)	580,052
Constancia	302,948	-	302,948	(85,904)	(11,160)	-	(97,064)	205,884
Other 5	1,281,228	157,746	1,438,974	(806,253)	(39,526)	-	(845,779)	593,195

	$3,009,145	$157,746	$3,166,891	$(1,339,620)	$(126,122)	$-	$(1,465,742)	$1,701,149

Palladium interests
Stillwater 3	$263,721	$-	$263,721	$(22,332)	$(8,559)	$-	$(30,891)	$232,830

Cobalt interests
Voisey’s Bay 6	$393,422	$-	$393,422	$(165,912)	$(12,606)	$156,717	$(21,801)	$371,621

	$8,348,099	$520,848	$8,868,947	$(2,859,708)	$(260,159)	$156,717	$(2,963,150)	$5,905,797

1)
Includes cumulative impairment charges to December 31, 2021 as follows: Keno Hill silver interest - $11 million; Pascua-Lama silver interest - $338 million; 777 silver interest - $64 million; 777 gold interest - $151 million; and Sudbury gold interest - $120 million.

2)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
3)	Comprised of the Stillwater and East Boulder gold and palladium interests.
4)	Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix and Blackwater gold interests.
5)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin and Blackwater silver interests. The Keno Hill PMPA and the Yauliyacu PMPA were terminated on September 7, 2022 and December 14, 2022, respectively.

6)
When cobalt is delivered to the Company it is recorded as inventory until such time as it is sold and the cost of the cobalt is recorded as a cost of sale. Depletion in this table for the Voisey’s Bay cobalt interest is inclusive of depletion relating to inventory.

The value allocated to reserves is classified as depletable upon a mining operation achieving first production and is depleted on a unit-of-production
basis over the estimated recoverable proven and probable reserves at the mine. The value associated with resources and exploration potential is allocated at acquisition and is classified as non-depletable
until such time as it is transferred to the depletable category, generally as a result of the conversion of resources or exploration potential into reserves.

	December 31, 2022			December 31, 2021

(in thousands)	Depletable	Non- Depletable	Total	Depletable	Non- Depletable	Total

Gold interests
Salobo	$1,990,789	$392,473	$2,383,262	$2,045,466	$392,473	$2,437,939
Sudbury 1	239,002	44,414	283,416	244,109	63,060	307,169
Constancia	89,097	6,486	95,583	96,808	6,981	103,789
San Dimas	51,459	104,406	155,865	60,574	106,149	166,723
Stillwater 2	191,051	24,801	215,852	196,853	22,932	219,785
Other 3	19,248	474,895	494,143	28,025	336,767	364,792

	$2,580,646	$1,047,475	$3,628,121	$2,671,835	$928,362	$3,600,197

Silver interests
Peñasquito	$219,969	$73,705	$293,674	$237,720	$84,298	$322,018
Antamina	198,294	347,074	545,368	232,977	347,075	580,052
Constancia	182,171	10,776	192,947	194,364	11,520	205,884
Other 4	139,424	313,672	453,096	272,620	320,575	593,195

	$739,858	$745,227	$1,485,085	$937,681	$763,468	$1,701,149

Palladium interests

Stillwater 2	$218,104	$8,708	$226,812	$222,859	$9,971	$232,830

Platinum interests

Marathon	$-	$9,428	$9,428	$-	$-	$-

Cobalt interests
Voisey’s Bay	$316,749	$40,824	$357,573	$330,795	$40,826	$371,621

	$3,855,357	$1,851,662	$5,707,019	$4,163,170	$1,742,627	$5,905,797

1)	Comprised of the Coleman, Copper Cliff, Garson, Stobie, Creighton, Totten and Victor gold interests.
2)	Comprised of the Stillwater and East Boulder gold and palladium interests.
3)
Comprised of the Minto, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Santo Domingo, Fenix, Blackwater, Marathon, Goose and Curipamba gold interests. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable (Note 19).

4)
Comprised of the Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Keno Hill, Neves-Corvo, Minto, Aljustrel, Loma de La Plata, Pascua-Lama, Copper World Complex (formerly referred to as Rosemont in these financial statements), 777, Marmato, Cozamin, Blackwater and Curipamba silver interests. The Keno Hill PMPA and the Yauliyacu PMPA were terminated on September 7, 2022 and December 14, 2022, respectively. As the 777 mine has been permanently closed, the 777 PMPA has been reflected as a disposition, with the carrying value transferred to a long-term receivable (Note 19).

Constancia – Pampacancha Additional Upfront Payment
On May 10, 2021, Wheaton and Hudbay Minerals Inc. (“Hudbay”) agreed to amend the Constancia streaming agreement so that Hudbay would no longer be required to deliver an additional
8,020 ounces of gold to Wheaton for not mining four million tonnes of ore from Pampacancha by June 30, 2021. As part of that amendment, Hudbay agreed to increase the fixed gold recoveries that apply to Constancia ore production from 55% to 70% during the reserve life of Pampacancha. Additionally, as Hudbay mined and processed four million tonnes of ore from the Pampacancha deposit by December 31, 2021, the Company was required to make an additional deposit payment of $4 million to Hudbay, which was paid on December 23, 2021.
Acquisition of Santo Domingo Precious Metals Purchase Agreement
On March 24, 2021, the Company entered into a PMPA with Capstone in respect to the Santo Domingo project located in the Atacama Region of Chile. Under the terms of the agreement, the Company will purchase an amount of gold equal to 100% of the payable gold production until 285,000 ounces have been delivered, thereafter dropping to

67% of payable gold production for the life of the mine. The Company will pay Capstone a total upfront cash consideration of $290 million, $30 million of which was paid on April 21, 2021 and the remainder of which is payable during construction of the Santo Domingo project, subject to customary conditions being satisfied, including Capstone attaining sufficient financing to cover total expected capital expenditures. In addition, Wheaton will make ongoing production payments for gold ounces delivered equal to 18% of the spot gold price until the market value of gold delivered to the Company, net of the per ounce production payment, exceeds the initial upfront cash deposit, and 22% of the spot gold price thereafter.
Acquisition of Fenix Precious Metals Purchase Agreement
On November 15, 2021, the Company entered into a PMPA (the “Fenix PMPA”) with Rio2 Limited (“Rio2”) in respect of gold production from the Fenix Project located in Chile (the “Fenix Project”). Under the terms of the Fenix PMPA, the Company will acquire an amount of gold equal to 6% of the gold production until 90,000 ounces have been delivered, 4% of the gold production until the delivery of a further 140,000 ounces, and 3.5% gold production thereafter for the life of mine. In addition, under the Fenix PMPA, the Company will pay total upfront cash consideration of $50 million, $25 million of which was paid on March 25, 2022. The remaining $25 million is payable subject to Rio2’s receipt of its Environmental Impact Assessment for the Fenix Project, and certain other conditions. In addition, the Company will make ongoing production payments equal to 18% of the spot price until the value of gold delivered, net of the production payment, is equal to the upfront consideration of $50 million, at which point the production payment will increase to 22% of the spot gold price.
Acquisition of Blackwater Precious Metals Purchase Agreements
On December 13, 2021, the Company entered into a PMPA (the “Blackwater Silver PMPA”) with Artemis Gold Inc. (“Artemis”) in respect of silver production from the Blackwater Project located in British Columbia in Canada (the “Blackwater Project”). Under the Blackwater Silver PMPA, Wheaton will acquire an amount of silver equal to 50% of the payable silver production until 17.8 million ounces have been delivered and 33% of payable silver production thereafter for the life of the mine. The Company is committed to pay total upfront cash consideration of approximately $141 million for this stream, payable in four equal installments during the construction of the Blackwater Project, subject to customary conditions. In addition, Wheaton will make ongoing cash payments equal to 18% of the spot silver price per ounce of silver delivered under the Blackwater Silver PMPA until the value of silver delivered, net of the per ounce production payment for silver, is equal to the upfront consideration of $141 million, and 22% of the spot price of silver thereafter.
Additionally, on December 13, 2021, the Company announced that it had entered into a definitive agreement to acquire the existing gold stream held by New Gold Inc. (“New Gold”) in respect of gold production from the Blackwater Project (the “Blackwater Gold PMPA”). Wheaton is entitled to purchase an amount of gold equal to 8% of the payable gold production until 279,908 ounces have been delivered, thereafter dropping to 4% of payable gold production for the life of the mine. The Company paid $300 million to New Gold for the Blackwater Gold PMPA. In addition, Wheaton will make ongoing production payments equal to 35% of the spot gold price per ounce of gold delivered under the agreement.
Acquisition of Curipamba Precious Metals Purchase Agreement
On January 17, 2022, the Company entered into a PMPA (the “Curipamba PMPA”) with Adventus Mining Corporation (“Adventus”) in respect of gold and silver production from the Curipamba Project located in Ecuador (the “Curipamba Project”). Under the Curipamba PMPA, Wheaton will purchase an amount of gold equal to 50% of the payable gold production until 145,000 ounces have been delivered, thereafter dropping to 33% of payable gold production for the life of the mine and an amount of silver equal to 75% of the payable silver production until 4.6 million ounces have been delivered, thereafter dropping to 50% for the life of mine. Under the terms of the Curipamba PMPA, the Company is committed to pay Adventus total upfront cash consideration of $175.5 million, $13 million of which is available pre-construction
and $500,000 of which will be paid to support certain local community development initiatives around the Curipamba Project. The initial payment of $
13
 million was paid on December 6, 2022. The remainder will be payable in four staged installments during construction, subject to various customary conditions being satisfied. In addition, Wheaton will make ongoing production payments for the gold and silver ounces delivered equal to 18% of the spot prices until the value of gold and silver delivered, net of the production payment, is equal to the upfront consideration of $175.5 million, at which point the production payment will increase to 22% of the spot prices.
Acquisition of Marathon Precious Metals Purchase Agreement
On January 26, 2022, the Company entered into a PMPA (the “Marathon PMPA”) with Generation Mining Limited (“Gen Mining”) in respect of gold and platinum production from the Marathon Project located in Ontario, Canada (the “Marathon Project”). Under the Marathon PMPA, Wheaton will purchase an amount of gold equal to
 100% of the payable gold production until 150,000 ounces have been delivered, thereafter dropping to 67% of payable gold production for the life of the mine and an amount of platinum production equal to 22% of the payable platinum production until 120,000 ounces have

been delivered, thereafter dropping to 15% for the life of mine. Under the terms of the Marathon PMPA, the Company is committed to pay Gen Mining total upfront cash consideration of $178 million (Cdn$240 million), $16 million (Cdn$20 million) of which was paid on March 31, 2022 and $
15
 million (Cdn$
20
million) was paid on September 7, 2022. The remainder is to be paid in four staged installments during construction, subject to various customary conditions being satisfied and pre-determined
completion tests. In addition, Wheaton will make ongoing production payments for the gold and platinum ounces delivered equal to
18
% of the spot prices until the value of gold and platinum delivered, net of the production payment, is equal to the upfront consideration of Cdn$
240
 million, at which point the production payment will increase to
22
% of the spot prices.
Acquisition of Goose Precious Metals Purchase Agreement
On February 8, 2022, the Company entered into a PMPA (the “Goose PMPA”) with Sabina Gold & Silver Corp. (“Sabina”) in respect of gold production from the Goose Project, part of Sabina’s Back River Gold District located in Nunavut, Canada (the “Goose Project”). Under the Goose PMPA, Wheaton will purchase an amount of gold equal to 4.15% of the payable gold production until 130,000 ounces have been delivered, dropping to 2.15% until 200,000 ounces have been delivered, and thereafter dropping to 1.5% of the payable gold production for the life of mine. Under the terms of the Goose PMPA, the Company is committed to pay Sabina an upfront payment of $125 million in four equal installments during construction of the Goose Project, subject to customary conditions. The initial payment of $31.25 million was paid on September 28, 2022 and the second installment of $31.25 million was paid on December 6, 2022.
In addition, Wheaton will make ongoing production payments for the gold ounces delivered equal to 18% of the spot gold price until the value of gold delivered, net of the production payment, is equal to the upfront consideration of $125 million, at which point the production payment will increase to 22% of the spot gold price.
Amendment to the Marmato PMPA
On March 21, 2022, the Company amended its PMPA with Aris Mining Corporation (“Aris Mining”) in respect of the Marmato PMPA. Under the terms of the amended agreement, Wheaton will purchase 10.5% of the gold production and
100
% of the silver production from the Marmato Upper and Lower mines until 310,000 ounces of gold and 2.15 million ounces of silver have been delivered, after which the stream drops to 5.25% of the gold production and 50% of the silver production for the life of mine. This increases the gold stream from the original Marmato PMPA under which Wheaton was entitled to purchase 6.5% of the gold production until 190,000 ounces were delivered, after which the stream was to drop to 3.25% of the gold production. The silver stream is unchanged. Under the terms of the amended Marmato PMPA, the Company is committed to pay Aris Mining total upfront cash payments of $175 million ($65 million relating to the increase in the gold stream). Of this amount, $53 million ($15 million relating to the increase in the gold stream) has been paid and the remaining amount is payable during the construction of the Marmato Lower Mine, subject to customary conditions.
Termination of the Keno Hill PMPA
On October 2, 2008, the Company entered into a PMPA (the “Keno Hill PMPA”) with Alexco Resource Corp. (“Alexco”) to acquire an amount equal to 25% of the silver produced by Alexco’s Keno Hill mine in Canada. On September 7, 2022, Hecla Mining Company (“Hecla”) completed the previously announced acquisition of all of the outstanding common shares of Alexco. In connection with this acquisition, the Company entered an agreement with Hecla to terminate the Keno Hill PMPA effective September 7, 2022 in exchange for 34,800,989 common shares of Hecla valued at $141 million (the “Hecla shares”
1
), resulting in a gain on disposal of the Keno Hill PMPA in the amount of $104 million, calculated as follows:

(in thousands)

Fair value of Hecla Mining Company shares received	$140,596

Less: carrying value after impairment reversal, plus closing costs	(36,201)

Gain on disposal of the Keno Hill PMPA	$104,395
Termination of the Yauliyacu PMPA
On March 23, 2006, the Company entered into a PMPA (the “Yauliyacu PMPA”) with Glencore plc (“Glencore”) in respect of the mine in Peru. Under the terms of the
a
mended agreement, per annum the Company purchased an amount equal to 100% of the first 1.5 million ounces of silver for which an offtaker payment is due, and 50% of any excess. On August 18, 2022, the Company announced that it had entered into an agreement with Glencore to

1
The Hecla shares represent approximately 6% of Hecla’s current issued and outstanding shares and are subject to a six month hold period from the closing date of September 7, 2022.

terminate the Yauliyacu PMPA for a cash payment of $150 million, less the aggregate value of any deliveries to Wheaton, prior to closing, of silver produced subsequent to December 31, 2021. On December 14, 2022 the Company received a cash payment of $132 million resulting in a gain on disposal of the Yauliyacu PMPA in the amount of $51 million, calculated as follows:

(in thousands)

Proceeds received on disposal of Yauliyacu	$131,937

Less: carrying value plus closing costs	(80,464)

Gain on disposal of the Yauliyacu PMPA	$51,473